April 25, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Metropolitan Series Fund

Post-Effective Amendment No. 68

to the Registration Statement on Form N-1A

SEC File Nos. 002-80751, 811-03618

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Metropolitan Series Fund (the “Registrant”). This filing reflects various immaterial changes from the Prospectuses and related Statements of Additional Information included in Post-Effective Amendment No. 62 to the Registration Statement filed by the Registrant on April 27, 2012 and those included in Post-Effective Amendment No. 66 to the Registration Statement filed by the Registrant on February 11, 2013.

The undersigned was responsible for the preparation and review of Post-Effective Amendment No. 68 and is of the opinion that Post-Effective Amendment No. 68 does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) and that no material events requiring disclosure in the Prospectuses or the Statements of Additional Information have occurred since April 30, 2012, the effective date of the Registrant’s Post-Effective Amendment No. 62, except as disclosed in the Registrant’s Post-Effective Amendment No. 66.

This letter sets forth responses to oral comments received from Min Oh of the staff of the Securities and Exchange Commission (the “SEC”) on March 28, 2013 with respect to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), which was filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 11, 2013. Set forth below is each comment and the Registrant’s response thereto.

1.	Comment: If Registrant intends to distribute a summary prospectus, please provide a draft of the legend required by Rule 498(b)(1)(v) along with the correspondence filing filed via EDGAR.

Response: The Registrant confirms that it intends to distribute a summary prospectus. A draft of the disclosure required by Rule 498(b)(1)(v) is set forth below:

EDGAR Operations Branch

April 25, 2013

“Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio (including the documents listed below) online at www.metlife.com/variablefunds. You can also get this information at no cost by calling 1-800-638-7732 or by sending an e-mail request to RCG@metlife.com. The Portfolio’s Prospectus and Statement of Additional Information, both dated April 29, 2013, and the Portfolio’s financial statements for the year ended December 31, 2012, including the notes to the financial statements, the financial highlights and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Portfolio, dated December 31, 2012, are all incorporated by reference into this Summary Prospectus. This Summary Prospectus is intended for individuals who have purchased certain variable life insurance policies and variable annuity contracts (collectively, “Contracts”) from Metropolitan Life Insurance Company and its affiliates and is not intended for use by other investors.”

2.	Comment: Please confirm that the Registrant will comply with the requirements of General Instruction C.3.g. to provide interactive data (XBRL) files.

Response: The Registrant confirms that it will comply with the requirement that it file a post-effective amendment to its Registration Statement that includes an interactive data file within 15 business days of the effective date of the related Registration Statement.

3.	Comment: On the facing sheet, provide the captions and information for the approximate date of the proposed public offering and description of the securities being registered.

Response: The Registrant will file a post-effective amendment to its Registration Statement with a facing sheet that provides the captions and information for the approximate date of the proposed public offering and description of the securities being registered.

Principal Investment Strategies

4.	Comment: (a). The disclosure on page 3 in response to Item 4 of Form N-1A should summarize the disclosure provided in response to Item 9 of the Form. Therefore, please revise the disclosure in the Principal Investment Strategies section of the Portfolio Summary and in the Additional Information About the Portfolio’s Investment Strategies section with that concept in mind.

Response: The Registrant has provided a description of the Portfolio’s principal investment strategies, as required by the Form. The information is presented in a manner that is complete, yet also concise. As permitted by General Instruction C.3(a), information that has been included in the summary portion need not be repeated elsewhere in the prospectus. The Registrant therefore does not believe it is necessary to repeat the investment strategies again, and respectfully declines to make the requested change to revise the investment strategies description in the summary and statutory portions.

EDGAR Operations Branch

April 25, 2013

Comment: (b). In the first sentence of the second paragraph of the Principal Investment Strategies section of the Portfolio Summary, please indicate the specific securities covered by the phrase “other securities across the full spectrum from small—to large-cap companies.” For example, indicate whether this phrase includes debt securities, equity securities or other types of securities.

Response: The disclosure has been revised to clarify that up to 20% of the Portfolio’s assets may be invested in a combination of securities of small-cap, mid-cap and large-cap companies.

Comment: (c). The Frontier Mid Cap Growth Portfolio has an 80% investment policy. If the investment policy is not fundamental, please disclose this fact along with disclosure concerning compliance with the notice provisions of Rule 35d-1 in the event the policy is changed as Item 9(b) disclosure.

Response: Disclosure concerning the Portfolio’s 80% investment policy, including the requirement to provide advance written notice of any changes to the policy, is included in the Statement of Additional Information. Neither Item 9(b) nor Rule 35d-1 requires a fund to include the requested disclosure in its prospectus. Therefore, the Registrant respectfully declines to move the disclosure that currently appears in the Statement of Additional Information to the prospectus.

Principal Risks

5.	Comment: The summary of principal risks should correspond to the summary of principal investment strategies. Therefore, the risks of investing in American Depositary Receipts should be added as a principal risk of investing in the Portfolio.

Response: Although the prospectus does not include a separate American Depositary Receipts Risk, the principal risk disclosures that are included in the prospectus discuss the type of risks associated with investments in American Depositary Receipts. Therefore, the Registrant respectfully declines to add a separate American Depositary Receipts Risk.

Past Performance

6.	Comment: (a). In the first sentence of the narrative disclosure, please replace the phrase “shows the volatility of the Portfolio’s returns” with the phrase “provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance” in accordance with Item 4(b)(2)(i).

Response: Item 4(b)(2)(i) provides suggested narrative disclosure rather than required disclosure. Registrant believes that the current formulation of the first sentence of the narrative disclosure is appropriate and therefore respectfully declines to make the requested change.

Comment: (b). Add a narrative statement that past performance is not an indication of future performance.

Response: The requested statement has been added.

EDGAR Operations Branch

April 25, 2013

Comment: (c). Delete the second sentence of the narrative disclosure that begins “Both the bar chart and the table” as it is neither required nor permitted by the Form.

Response: The Registrant represents that it will incorporate the requested change as part of the annual update of its Registration Statement next year.

Payments to Broker-Dealers and Other Financial Intermediaries

7.	Comment: Please revise the disclosure to more accurately express how payments for the sale of the Portfolio may influence the recommendation of the Portfolio over other funds by broker-dealers or financial advisers to recommend the Portfolio over other funds.

Response: Because the Portfolio is sold only in connection with variable annuity or insurance products, the Registrant has modified the disclosure required by Item 8 of Form N-1A, as expressly allowed by that Item, to provide comparable information relevant to the Portfolio. Because the modified disclosure provides an appropriate description of the actual conflict, no change has been made.

Principal Risks of Investing in the Portfolio

8.	Comment: The summary Convertible Securities Risk on page 4 indicates that investments in convertible securities may be subject to credit and counterparty risk and interest rate risk. Therefore, rather than breaking out these risks as related risks in the Principal Risks of Investing in the Portfolio section add them as subsections of the full Convertible Securities Risk on page 10.

Response: The Registrant believes that the presentation of principal risks and related risks provides investors with sufficient information about the risks associated with an investment in the Portfolio, including risks associated with convertible securities, and is not presented in a manner that is likely to confuse any investors. Furthermore, a change in the disclosure of the Portfolios in this Registration Statement would require a change in the disclosure for a number of other series that make up the portfolio complex to maintain consistency in the disclosures across the complex. This could create a hardship because of the current advanced stage of the annual update process with respect to the existing portfolios in the portfolio complex. Registrant will consider incorporating the recommended change as part of the annual update of its Registration Statement next year.

Share Valuation and Pricing

9.	Comment: On page 20, please consider disclosing the time of day the New York Stock Exchange closes.

Response: The Registrant has added disclosure indicating that the New York Stock Exchange typically closes for regular trading at 4:00 p.m. Eastern time.

EDGAR Operations Branch

April 25, 2013

Financial Highlights

10.	Comment: Please include disclosure in the Financial Highlights section that the total returns stated in the Financial Highlights table does not reflect contract charges and that if they did returns would be lower.

Response: The Registrant represents that it will include the requested disclosure in the preamble to the Financial Highlights table as part of the annual update of its Registration Statement next year.

Back Cover

11.	Comment: On the back cover, please confirm that the 1940 Act file number is in a type size that is smaller than that generally used in the prospectus as required by Item 1(b)(4).

Response: The Registrant confirms that the 1940 Act file number on the bottom of the back cover of the printed prospectus will be provided in a type size that is smaller than that generally used in the prospectus.

Statement of Additional Information

12.	Comment: Please revise the front cover to group the Portfolios by Trust and by type of portfolio similar to the Statement of Additional Information dated April 30, 2012. At the very least, please organize the Portfolios in alphabetical order.

Response: On the front cover of the Statement of Additional Information, the Portfolios have been organized in alphabetical order by Trust. Form N-1A does not require funds to be organized by type of fund on the front cover of the Statement of Additional Information. Therefore, the Registrant respectfully declines to organize the Portfolios by Trust or by type.

13.	Comment: With respect to the compensation table that appears under “Compensation of Trustees,” please revise the table to conform to the format set forth in Item 17(c) of Form N-1A.

Response: In accordance with Instruction 4 to Item 17(c )of Form N-1A, column (4) has been omitted from the compensation table The Registrant therefore respectfully declines to add column (4) to the compensation table. Column (3) has been added to the table.

14.	Comment: For each person or entity that receives portfolio holdings disclosure, disclose the frequency that they get the information and the length of lag, if any, between the date of the information and the date on which the information is disclosed in accordance with Item 15(f)(1)(ii).

Response: The description of the Registrant’s portfolio holdings disclosure policy has been revised in response to the Staff’s comment.

EDGAR Operations Branch

April 25, 2013

15.	Comment: On page 181, please change caption heading that appears over the 2010, 2011 and 2012 columns for the MIST Portfolios from “Amounts Paid to MetLife Advisers” to “Amounts Paid by MetLife Advisers.”

Response: The requested change has been made.

Part C

16.	Comment: Provide disclosure required by Item 32(c).

Response: Item 32(c) is inapplicable to the Registrant. Therefore, disclosure to this effect has been added in response to Item 32(c) of Part C.

Tandy Representation

17.	Comment: Please provide Tandy representations and a response letter to the Staff’s comments in the form of EDGAR correspondence prior to the effective date of the filing.

Response: Tandy representations and responses to the staff’s comments are included herewith.

*        *        *

The Registrant acknowledges that:

1.	it is responsible for the adequacy and accuracy of the disclosure in its filing of the above-referenced Registration Statement;

2.	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; and

3.	the Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

*        *        *

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Sincerely,

/s/ John Chilton

cc:	Andrew Gangolf, Esq.
Michael Lawlor, Esq.
David Mahaffey, Esq.